Stock-based Compensation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Stock Options Granted, shares	12,700,000		3,200,000
Stock Options Granted, per share price	$ 0.10		$ 0.50
Stock Options Vested, shares	10,375,000	25,000
Stock Options, Vested, terms	and a further 2,325,000 stock options vest monthly at a rate of 138,889 shares per month for sixteen months and the remaining 102,776 shares and $6,009 vest on May 23, 2017.
Stock Options Cancelled
Stock-Based Compensation	$ 606,556		$ 166
Average Fair Values Of Stock Options Vested	$ .06
Unrecognized Compensation Expense	$ 135,927
Weighted-Average Period	1 year 5 months 1 day
Certain Employees and Consultants
Stock Options Cancelled	675,000
Two Directors And A Consultant
Stock Options Cancelled	1,950,000
Three Directors, Officers
Stock Options Granted, shares	7,500,000
Stock-Based Compensation	$ 438,474
Stock-Based Compensation, operational expense	$ 302,547